Residential Loans at Fair Value - Residential Loans at Fair Value (Parenthetical) (Detail) (Reverse Loans [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Reverse Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets, Fair Value	$ 0	$ 28.5